Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 683,628,000,000	₩ 642,739,000,000
Variable Interest Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings	₩ 0	0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Foreign exchange risk movement in currency percentage	10.00%
Financial assets	₩ 110,056,000,000	107,747,000,000
Financial liabilities	27,708,000,000	₩ 43,632,000,000
Price Risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Financial liabilities	₩ 0